Commitments and contingencies and other legal matters	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies and other legal matters

Note 14 - Commitments and contingencies and other legal matters

The Company is subject to certain contingent liabilities with respect to existing or potential claims, lawsuits and other proceedings. The Company accrues liabilities when it considers probable that future costs will be incurred and such costs can be reasonably estimated. Expected legal costs related to claims are accrued when the legal service is provided. Proceeding-related liabilities are based on developments to date and historical information related to actions claimed against the Company.

The Company has no significant new commitments or contingencies at June 30, 2025 other than those discussed in Note 15 of the December 31, 2024 financial statements and as discussed below.

The Company had previously recorded GBP450,000 ($562,000) as at December 31, 2023, to other current liabilities for its estimated liability involving a commercial dispute regarding the amounts due under a purported loan agreement dated May 2014. The Company has reduced the liability estimated as of December 31, 2024, to GBP350,000 ($437,500) as negotiations to resolve the dispute had advanced through the course of the year. On 2 May 2025 the Company entered into a settlement agreement to resolve the dispute, in the amount of £350,000 inclusive of interests and costs

The Company received a claim from a former contractor in 2025 seeking an amount of £203,140 in relation to certain purported amounts due and payable by the Company following the termination of the contractor’s contract. Following an exchange of pre-action correspondence in which the Company denied the claim, the Company has not heard further from the contractor. The Company is not of the view a contingent liability needs to be made in relation to this claim.

In the year ended December 31, 2024, the Company recorded South African Rand (“ZAR”) ZAR 240,000 ($12,698), to other current liabilities for its estimated liability involving an employment related matter with a former employee. The Company entered into a Settlement Agreement with the former employee on 11 March 2025 in respect of which the Company agreed to resolve the claim at an agreed amount of ZAR 240,000 ($12,698).

In the year ended December 31, 2024, the Company recorded South African Rand (“ZAR”) ZAR 150,000 ($7,936), to other current liabilities for its estimated liability involving an employment related matter with a former employee. The Company entered into a Settlement Agreement with the former employee on 7 February 2025 in respect of which the Company agreed to resolve the claim at an agreed amount of ZAR 150,000 ($7,936).